Benefit Plans - Summary Of Long Term Expected Rate Of Return On Funded Assets Established Benefit Plan (Detail)	12 Months Ended
Dec. 31, 2013
Weighted average assumptions to determine benefit obligation at December 31, 2013
Discount rate	4.75%
Expected rate of return	6.00%
Rate of compensation increase	4.00%
Inflation	3.00%